Finance Costs (Tables)	12 Months Ended
Dec. 31, 2021
Finance costs.
Schedule of finance costs

	2021	2020	2019
	$’000	$'000	$'000

Interest expenses – third party loans	179,280	182,246	193,829
Unwinding of discount on decommissioning liability	4,644	2,644	1,712
Interest and finance charges paid/payable for lease liabilities	32,826	27,384	16,024
Net foreign exchange loss arising from financing - unrealized	126,131	363,953	47,291
Net foreign exchange loss arising from financing – realized	43,422	49,564	—
Net foreign exchange loss on derivative instruments – realized	—	—	1,594
Costs paid on early loan and bond settlement	18,171	—	22,153
Fees on loans and financial derivatives	13,663	7,806	6,312
Fair value loss on embedded derivative within revenue contract	—	169	—
Net foreign exchange loss on derivative instruments—unrealized	3,897	—	—
	422,034	633,766	288,915